Accounting Pronouncements	6 Months Ended
Jun. 30, 2019
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements, Policy
Recent Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 became effective for the Company on January 1, 2019. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect and providing an optional practical expedient to lessors not to separate lease and non-lease components of a contract if certain criteria are met. In addition, the Company early adopted ASU 2019-01, which provides an exception for lessors who are not manufacturers or dealers to determine the fair value of leased property using the underlying asset's cost, instead of fair value. The Company has elected to use this new optional transitional approach. To determine the cumulative effect adjustment, the Company has not reassessed lease classification, initial direct costs for any existing leases, or whether any expired or existing contracts are or contain leases. The Company identified the following differences:

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The adoption of ASU 2016-02 results in a change in the accounting method for the lease portion of the daily charter hire for the chartered-in vessels by the Company and the Company's equity-accounted joint ventures accounted for as operating leases with firm periods of greater than one year, as well as a small number of office leases. On January 1, 2019, a right-of-use asset of $170.0 million and a lease liability of $170.0 million were recognized, equal to the present value of future minimum lease payments. On June 30, 2019, the right-of-use asset relating to vessels was $173.5 million and the lease liability was $173.5 million. The carrying value of the Company's chartered-in vessels has also been reclassified from other non-current assets ($12.2 million – June 30, 2019 and $13.7 million – January 1, 2019) and from other long-term liabilities ($nil – June 30, 2019 and $0.9 million – January 1, 2019) to the right-of-use asset. In addition, on June 30, 2019 the right-of-use asset relating to office leases was $8.5 million and is presented in other non-current assets. The lease liability relating to office leases, presented in accounts payable, accrued liabilities and other and other long-term liabilities, was $8.7 million, and $0.2 million was reflected as a foreign exchange loss during the six months ended June 30, 2019. Under ASU 2016-02, the Company and the Company's equity-accounted joint ventures recognize a right-of-use asset and a lease liability on the balance sheet for these charters and office leases based on the present value of future minimum lease payments, whereas previously no right-of-use asset or lease liability was recognized. This resulted in an increase in the Company's and its equity-accounted joint ventures' assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged from the prior policy, unless the right-of-use asset becomes impaired.

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The adoption of ASU 2016-02 results in the recognition of revenue from the reimbursement of scheduled dry-dock expenditures, where such charter contract is accounted for as an operating lease, occurring upon completion of the scheduled dry-dock, instead of ratably over the period between the previous scheduled dry-dock and the next scheduled dry-dock. This change decreased investment in and loans to equity-accounted investments by $3.0 million, and total equity by $3.0 million as at June 30, 2019. The cumulative decrease to opening equity as at January 1, 2019 was $3.0 million.

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The adoption of ASU 2016-02 results in direct financing lease payments received being presented as an operating cash inflow instead of an investing cash inflow in the consolidated statement of cash flows. Direct financing lease payments received during the three and six months ended June 30, 2019 were $3.0 million and $6.1 million, respectively (three and six months ended June 30, 2018 – $2.8 million and $5.2 million, respectively).

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The adoption of ASU 2016-02 results in sale and leaseback transactions where the seller lessee has a fixed price repurchase option or other situations where the leaseback would be classified as a finance lease being accounted for as a failed sale of the vessel and a failed purchase of the vessel by the buyer lessor. Prior to the adoption of ASU 2016-02 such transactions were accounted for as a completed sale and a completed purchase. Consequently, for such transactions, the Company does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease, and bareboat charter hire payments made by the Company to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease. The adoption of ASU 2016-02 has resulted in the sale and leaseback of the Yamal Spirit, the Cascade Spirit and the Aspen Spirit during the first half of 2019 being accounted for as failed sales and unlike the 22 sale-leaseback transactions entered in prior years, the Company is not considered as holding a variable interest in the buyer lessor entity and thus, does not consolidate the buyer lessor entity (see Note 6).

The Company's floating production, storage and offloading (or FPSO) contracts, time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer. The Company has elected not to separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease and certain other required criteria are met, and to account for the combined component as an operating lease in accordance with Accounting Standards Codification (or ASC) 842 Leases.

In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 became effective for the Company on January 1, 2019. This change decreased accumulated other comprehensive (loss) income by $4.8 million as at January 1, 2019, and correspondingly increased opening equity as at January 1, 2019 by $4.8 million.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Company on January 1, 2020, with a modified-retrospective approach. The Company is currently evaluating the effect of adopting this new guidance.